Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Notes Receivable/Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$24,135,940	$13,595,396
Less: Allowance for doubtful accounts	(446,357)	-
Accounts receivable, net	$23,689,583	$13,595,396

The changes in allowance for doubtful accounts consist of the following:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of the year	$-	$22,535	$23,799
Provision for doubtful accounts	429,803	33,993	-
Uncollectible receivables written-off	-	(56,010)	-
Translation adjustments	16,554	(518)	(1,264)
Balance, end of the year	$446,357	$-	$22,535